REDEEMABLE PREFERRED STOCK, DEFICIT AND SHARE-BASED COMPENSATION EXPENSE - Option Valuation Assumptions (Details) - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)	442,830	429,538
Weighted average grant date fair value of awards (in USD per share)	$ 0.72	$ 0.61
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unvested Forfeiture Rate	6.00%	6.00%
Grant price (in USD per share)	$ 1.34	$ 1.31
Market price (in USD per share)	$ 1.34	$ 1.31
Volatility	60.00%	60.00%
Risk Free Rate	0.43%	1.50%
Dividend Yield	0.00%	0.00%
Expected life (in years)	5 years 10 months 13 days	4 years
Weighted Average
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unvested Forfeiture Rate	6.00%	6.00%
Grant price (in USD per share)	$ 1.34	$ 1.31
Market price (in USD per share)	$ 1.34	$ 1.31
Volatility	60.00%	60.00%
Risk Free Rate	0.43%	1.50%
Dividend Yield	0.00%	0.00%
Expected life (in years)	5 years 11 months 1 day	4 years
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unvested Forfeiture Rate	6.00%	6.00%
Grant price (in USD per share)	$ 1.34	$ 1.31
Market price (in USD per share)	$ 1.34	$ 1.31
Volatility	60.00%	60.00%
Risk Free Rate	0.44%	1.50%
Dividend Yield	0.00%	0.00%
Expected life (in years)	6 years 7 days	4 years